Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Advisor Sustainable International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class A
Trading Symbol	FSQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Net Assets	$ 12,982,861
Holdings Count | shares	83
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 19.3 Health Care 11.0 Consumer Discretionary 10.3 Information Technology 9.4 Materials 6.0 Consumer Staples 5.5 Utilities 3.5 Communication Services 3.2 Real Estate 0.9 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 19.7 France 12.5 United Kingdom 11.7 United States 10.3 Germany 8.9 Netherlands 8.0 Italy 4.4 Australia 3.6 Sweden 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.7 France - 12.5 United Kingdom - 11.7 United States - 10.3 Germany - 8.9 Netherlands - 8.0 Italy - 4.4 Australia - 3.6 Sweden - 2.6 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.5 AXA SA 3.2 UniCredit SpA 2.9 SAP SE 2.9 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.5 Danone SA 2.3 Schneider Electric SE 2.3 30.3
Fidelity Advisor Global Commodity Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class C
Trading Symbol	FCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%
Net Assets	$ 833,980,346
Holdings Count | shares	56
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 33.6 Metals & Mining 30.2 Food Products 10.7 Chemicals 8.5 Paper & Forest Products 7.9 Energy Equipment & Services 4.7 Containers & Packaging 1.5 Machinery 1.4 Construction Materials 0.7 Others 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 50.6 Canada 24.2 Brazil 7.2 South Africa 4.8 Finland 3.6 Zambia 3.0 Australia 2.1 India 1.7 Sweden 1.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 50.6 Canada - 24.2 Brazil - 7.2 South Africa - 4.8 Finland - 3.6 Zambia - 3.0 Australia - 2.1 India - 1.7 Sweden - 1.7 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wheaton Precious Metals Corp 6.0 Exxon Mobil Corp 6.0 Shell PLC 5.6 Archer-Daniels-Midland Co 4.5 Corteva Inc 4.3 Energy Transfer LP 3.2 Teck Resources Ltd Class B 3.2 South Bow Corp 3.2 Kodiak Gas Services Inc 3.1 JBS S/A 3.0 42.1
Fidelity Global Commodity Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity® Global Commodity Stock Fund
Trading Symbol	FFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Commodity Stock Fund	$ 42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 833,980,346
Holdings Count | shares	56
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 33.6 Metals & Mining 30.2 Food Products 10.7 Chemicals 8.5 Paper & Forest Products 7.9 Energy Equipment & Services 4.7 Containers & Packaging 1.5 Machinery 1.4 Construction Materials 0.7 Others 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 50.6 Canada 24.2 Brazil 7.2 South Africa 4.8 Finland 3.6 Zambia 3.0 Australia 2.1 India 1.7 Sweden 1.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 50.6 Canada - 24.2 Brazil - 7.2 South Africa - 4.8 Finland - 3.6 Zambia - 3.0 Australia - 2.1 India - 1.7 Sweden - 1.7 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wheaton Precious Metals Corp 6.0 Exxon Mobil Corp 6.0 Shell PLC 5.6 Archer-Daniels-Midland Co 4.5 Corteva Inc 4.3 Energy Transfer LP 3.2 Teck Resources Ltd Class B 3.2 South Bow Corp 3.2 Kodiak Gas Services Inc 3.1 JBS S/A 3.0 42.1
Fidelity Advisor Global Commodity Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class M
Trading Symbol	FFGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
Net Assets	$ 833,980,346
Holdings Count | shares	56
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 33.6 Metals & Mining 30.2 Food Products 10.7 Chemicals 8.5 Paper & Forest Products 7.9 Energy Equipment & Services 4.7 Containers & Packaging 1.5 Machinery 1.4 Construction Materials 0.7 Others 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 50.6 Canada 24.2 Brazil 7.2 South Africa 4.8 Finland 3.6 Zambia 3.0 Australia 2.1 India 1.7 Sweden 1.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 50.6 Canada - 24.2 Brazil - 7.2 South Africa - 4.8 Finland - 3.6 Zambia - 3.0 Australia - 2.1 India - 1.7 Sweden - 1.7 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wheaton Precious Metals Corp 6.0 Exxon Mobil Corp 6.0 Shell PLC 5.6 Archer-Daniels-Midland Co 4.5 Corteva Inc 4.3 Energy Transfer LP 3.2 Teck Resources Ltd Class B 3.2 South Bow Corp 3.2 Kodiak Gas Services Inc 3.1 JBS S/A 3.0 42.1
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I
Trading Symbol	FSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 6,831,469
Holdings Count | shares	120
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Information Technology 23.0 Consumer Discretionary 16.5 Communication Services 11.9 Industrials 6.5 Health Care 4.5 Energy 3.2 Materials 2.3 Real Estate 2.0 Consumer Staples 1.3 Utilities 0.1 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.2 Taiwan 16.1 India 15.2 Korea (South) 9.1 Brazil 5.9 Mexico 4.1 South Africa 4.0 Indonesia 2.7 United States 2.6 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 16.1 India - 15.2 Korea (South) - 9.1 Brazil - 5.9 Mexico - 4.1 South Africa - 4.0 Indonesia - 2.7 United States - 2.6 Others - 11.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.1 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 3.9 Reliance Industries Ltd 2.5 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.3 Bharti Airtel Ltd 2.0 HDFC Bank Ltd 1.7 Grupo Financiero Banorte SAB de CV 1.6 37.4
Fidelity Enduring Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Enduring Opportunities Fund
Class Name	Fidelity® Enduring Opportunities Fund
Trading Symbol	FEOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enduring Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enduring Opportunities Fund	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 13,256,829
Holdings Count | shares	236
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$13,256,829
Number of Holdings	236
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.9 Consumer Discretionary 17.2 Industrials 14.8 Financials 13.9 Health Care 9.1 Communication Services 6.5 Consumer Staples 5.2 Real Estate 3.9 Materials 3.1 Energy 1.8 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 66.4 Japan 4.1 China 3.1 Canada 2.7 Sweden 2.7 United Kingdom 2.4 Italy 2.3 Netherlands 1.8 India 1.7 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.4 Japan - 4.1 China - 3.1 Canada - 2.7 Sweden - 2.7 United Kingdom - 2.4 Italy - 2.3 Netherlands - 1.8 India - 1.7 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 4.6 NVIDIA Corp 4.2 Amazon.com Inc 2.9 Meta Platforms Inc Class A 2.2 Eli Lilly & Co 1.6 JPMorgan Chase & Co 1.5 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Tesla Inc 1.4 Visa Inc Class A 1.3 Netflix Inc 1.3 22.4
Fidelity Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® Sustainable Emerging Markets Equity Fund
Trading Symbol	FSYJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Emerging Markets Equity Fund	$ 62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 6,831,469
Holdings Count | shares	120
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Information Technology 23.0 Consumer Discretionary 16.5 Communication Services 11.9 Industrials 6.5 Health Care 4.5 Energy 3.2 Materials 2.3 Real Estate 2.0 Consumer Staples 1.3 Utilities 0.1 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.2 Taiwan 16.1 India 15.2 Korea (South) 9.1 Brazil 5.9 Mexico 4.1 South Africa 4.0 Indonesia 2.7 United States 2.6 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 16.1 India - 15.2 Korea (South) - 9.1 Brazil - 5.9 Mexico - 4.1 South Africa - 4.0 Indonesia - 2.7 United States - 2.6 Others - 11.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.1 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 3.9 Reliance Industries Ltd 2.5 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.3 Bharti Airtel Ltd 2.0 HDFC Bank Ltd 1.7 Grupo Financiero Banorte SAB de CV 1.6 37.4
Fidelity Series Emerging Markets Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Opportunities Fund
Class Name	Fidelity® Series Emerging Markets Opportunities Fund
Trading Symbol	FEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Opportunities Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Opportunities Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 21,302,078,306
Holdings Count | shares	263
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$21,302,078,306
Number of Holdings	263
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.9 Information Technology 21.1 Consumer Discretionary 15.6 Communication Services 9.8 Industrials 5.8 Materials 5.7 Consumer Staples 5.0 Energy 4.2 Health Care 3.4 Utilities 2.6 Real Estate 1.3 Common Stocks 98.1 Preferred Stocks 1.1 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 1.1 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 China 29.8 India 18.6 Taiwan 15.1 Korea (South) 8.3 Brazil 6.9 South Africa 4.0 Saudi Arabia 3.6 Mexico 2.3 Indonesia 1.8 Others 9.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.8 India - 18.6 Taiwan - 15.1 Korea (South) - 8.3 Brazil - 6.9 South Africa - 4.0 Saudi Arabia - 3.6 Mexico - 2.3 Indonesia - 1.8 Others - 9.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.2 Tencent Holdings Ltd 6.1 Alibaba Group Holding Ltd 3.1 Samsung Electronics Co Ltd 3.0 HDFC Bank Ltd 2.5 China Construction Bank Corp H Shares 2.4 Reliance Industries Ltd 1.7 PDD Holdings Inc Class A ADR 1.5 ICICI Bank Ltd 1.5 Xiaomi Corp B Shares 1.4 33.4
Fidelity Series Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Canada Fund
Class Name	Fidelity® Series Canada Fund
Trading Symbol	FCNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Canada Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Canada Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,640,289,116
Holdings Count | shares	69
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$5,640,289,116
Number of Holdings	69
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.9 Energy 15.6 Materials 11.8 Industrials 11.5 Information Technology 11.1 Consumer Staples 8.7 Consumer Discretionary 7.2 Communication Services 1.7 Health Care 0.8 Utilities 0.2 Common Stocks 99.1 Preferred Stocks 0.3 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.3 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 Canada 92.9 United States 3.5 Brazil 2.9 Chile 0.6 Zambia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 92.9 United States - 3.5 Brazil - 2.9 Chile - 0.6 Zambia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Constellation Software Inc/Canada 5.2 Bank of Montreal 5.2 Royal Bank of Canada 5.0 Toronto Dominion Bank 4.9 Canadian Pacific Kansas City Ltd 4.8 Alimentation Couche-Tard Inc 4.7 Franco-Nevada Corp 4.6 Shopify Inc Class A 4.3 Canadian Natural Resources Ltd 4.0 Dollarama Inc 3.5 46.2
Fidelity Infrastructure Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Infrastructure Fund
Class Name	Fidelity® Infrastructure Fund
Trading Symbol	FNSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Infrastructure Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Infrastructure Fund	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 62,097,045
Holdings Count | shares	47
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$62,097,045
Number of Holdings	47
Portfolio Turnover	146%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 49.8 Industrials 21.8 Real Estate 7.3 Energy 6.7 Communication Services 5.3 Information Technology 2.6 Common Stocks 93.5 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.5 Short-Term Investments and Net Other Assets (Liabilities) - 6.5 United States 69.9 Spain 10.0 United Kingdom 8.3 Mexico 4.2 Germany 3.7 Italy 1.0 France 0.9 Canada 0.9 Taiwan 0.6 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 69.9 Spain - 10.0 United Kingdom - 8.3 Mexico - 4.2 Germany - 3.7 Italy - 1.0 France - 0.9 Canada - 0.9 Taiwan - 0.6 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) National Grid PLC 5.8 Duke Energy Corp 5.7 Exelon Corp 4.7 Aena SME SA 4.1 E.ON SE 3.7 Sempra 3.6 Iberdrola SA 3.6 GFL Environmental Inc Subordinate Voting Shares (United States) 3.4 Cheniere Energy Inc 3.3 Waste Connections Inc (United States) 2.8 40.7
Fidelity Advisor Global Commodity Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class A
Trading Symbol	FFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 833,980,346
Holdings Count | shares	56
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 33.6 Metals & Mining 30.2 Food Products 10.7 Chemicals 8.5 Paper & Forest Products 7.9 Energy Equipment & Services 4.7 Containers & Packaging 1.5 Machinery 1.4 Construction Materials 0.7 Others 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 50.6 Canada 24.2 Brazil 7.2 South Africa 4.8 Finland 3.6 Zambia 3.0 Australia 2.1 India 1.7 Sweden 1.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 50.6 Canada - 24.2 Brazil - 7.2 South Africa - 4.8 Finland - 3.6 Zambia - 3.0 Australia - 2.1 India - 1.7 Sweden - 1.7 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wheaton Precious Metals Corp 6.0 Exxon Mobil Corp 6.0 Shell PLC 5.6 Archer-Daniels-Midland Co 4.5 Corteva Inc 4.3 Energy Transfer LP 3.2 Teck Resources Ltd Class B 3.2 South Bow Corp 3.2 Kodiak Gas Services Inc 3.1 JBS S/A 3.0 42.1
Fidelity SAI Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Trading Symbol	FSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Emerging Markets Equity Fund	$ 47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 53,632,791
Holdings Count | shares	128
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$53,632,791
Number of Holdings	128
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.2 Information Technology 22.3 Consumer Discretionary 15.5 Communication Services 11.6 Industrials 6.1 Health Care 3.9 Energy 3.0 Materials 2.1 Real Estate 1.6 Consumer Staples 1.3 Utilities 0.2 Common Stocks 92.8 Short-Term Investments and Net Other Assets (Liabilities) 7.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.2 China 28.3 Taiwan 15.3 India 14.7 Korea (South) 9.2 United States 7.2 Brazil 5.4 South Africa 3.7 Mexico 3.3 Indonesia 2.7 Others 10.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 28.3 Taiwan - 15.3 India - 14.7 Korea (South) - 9.2 United States - 7.2 Brazil - 5.4 South Africa - 3.7 Mexico - 3.3 Indonesia - 2.7 Others - 10.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.0 Alibaba Group Holding Ltd 4.1 Samsung Electronics Co Ltd 3.9 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.2 Reliance Industries Ltd 2.0 Bharti Airtel Ltd 1.9 HDFC Bank Ltd 1.8 MediaTek Inc 1.5 36.5
Fidelity Advisor Global Commodity Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class I
Trading Symbol	FFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 833,980,346
Holdings Count | shares	56
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 33.6 Metals & Mining 30.2 Food Products 10.7 Chemicals 8.5 Paper & Forest Products 7.9 Energy Equipment & Services 4.7 Containers & Packaging 1.5 Machinery 1.4 Construction Materials 0.7 Others 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 50.6 Canada 24.2 Brazil 7.2 South Africa 4.8 Finland 3.6 Zambia 3.0 Australia 2.1 India 1.7 Sweden 1.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 50.6 Canada - 24.2 Brazil - 7.2 South Africa - 4.8 Finland - 3.6 Zambia - 3.0 Australia - 2.1 India - 1.7 Sweden - 1.7 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wheaton Precious Metals Corp 6.0 Exxon Mobil Corp 6.0 Shell PLC 5.6 Archer-Daniels-Midland Co 4.5 Corteva Inc 4.3 Energy Transfer LP 3.2 Teck Resources Ltd Class B 3.2 South Bow Corp 3.2 Kodiak Gas Services Inc 3.1 JBS S/A 3.0 42.1
Fidelity SAI Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable International Equity Fund
Class Name	Fidelity® SAI Sustainable International Equity Fund
Trading Symbol	FSSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable International Equity Fund	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 77,761,889
Holdings Count | shares	83
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$77,761,889
Number of Holdings	83
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.5 Industrials 19.2 Health Care 10.8 Consumer Discretionary 10.4 Information Technology 9.4 Materials 6.0 Consumer Staples 5.4 Utilities 3.5 Communication Services 3.1 Real Estate 0.9 Energy 0.8 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 Japan 19.8 France 12.3 United Kingdom 11.5 United States 11.0 Germany 8.8 Netherlands 7.9 Italy 4.3 Australia 3.6 Sweden 2.6 Others 18.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.8 France - 12.3 United Kingdom - 11.5 United States - 11.0 Germany - 8.8 Netherlands - 7.9 Italy - 4.3 Australia - 3.6 Sweden - 2.6 Others - 18.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.4 AXA SA 3.1 UniCredit SpA 2.9 SAP SE 2.8 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.4 Schneider Electric SE 2.3 Danone SA 2.2 29.8
Fidelity Series Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Fund
Class Name	Fidelity® Series Emerging Markets Fund
Trading Symbol	FHKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 5,306,421,656
Holdings Count | shares	149
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$5,306,421,656
Number of Holdings	149
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.6 Financials 22.4 Consumer Discretionary 14.2 Communication Services 10.8 Industrials 7.3 Materials 4.6 Energy 4.1 Health Care 4.0 Consumer Staples 2.9 Real Estate 1.4 Utilities 1.1 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 China 26.6 India 16.9 Taiwan 15.0 Korea (South) 10.5 Brazil 6.8 United States 4.6 Mexico 4.0 South Africa 3.4 Hungary 1.9 Others 10.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.6 India - 16.9 Taiwan - 15.0 Korea (South) - 10.5 Brazil - 6.8 United States - 4.6 Mexico - 4.0 South Africa - 3.4 Hungary - 1.9 Others - 10.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.7 Tencent Holdings Ltd 6.1 Samsung Electronics Co Ltd 3.4 Alibaba Group Holding Ltd 3.0 HDFC Bank Ltd 2.5 Reliance Industries Ltd 2.2 ICICI Bank Ltd 2.1 BYD Co Ltd H Shares 1.9 Bharti Airtel Ltd 1.7 SK Hynix Inc 1.6 35.2
Fidelity Advisor Sustainable International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class I
Trading Symbol	FSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 12,982,861
Holdings Count | shares	83
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 19.3 Health Care 11.0 Consumer Discretionary 10.3 Information Technology 9.4 Materials 6.0 Consumer Staples 5.5 Utilities 3.5 Communication Services 3.2 Real Estate 0.9 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 19.7 France 12.5 United Kingdom 11.7 United States 10.3 Germany 8.9 Netherlands 8.0 Italy 4.4 Australia 3.6 Sweden 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.7 France - 12.5 United Kingdom - 11.7 United States - 10.3 Germany - 8.9 Netherlands - 8.0 Italy - 4.4 Australia - 3.6 Sweden - 2.6 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.5 AXA SA 3.2 UniCredit SpA 2.9 SAP SE 2.9 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.5 Danone SA 2.3 Schneider Electric SE 2.3 30.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Class Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Trading Symbol	FNDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable Non-U.S. Developed Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 20,253,463
Holdings Count | shares	407
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$20,253,463
Number of Holdings	407
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.8 Industrials 23.5 Information Technology 12.1 Materials 7.8 Consumer Discretionary 6.9 Health Care 5.4 Energy 3.9 Consumer Staples 3.8 Communication Services 3.2 Real Estate 0.6 Utilities 0.4 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United Kingdom 15.4 Japan 14.6 United States 14.3 Canada 11.5 Germany 8.7 France 8.5 Sweden 3.8 Switzerland 3.7 Netherlands 3.6 Others 15.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United Kingdom - 15.4 Japan - 14.6 United States - 14.3 Canada - 11.5 Germany - 8.7 France - 8.5 Sweden - 3.8 Switzerland - 3.7 Netherlands - 3.6 Others - 15.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.1 BAE Systems PLC 1.8 ASML Holding NV 1.8 CRH PLC 1.7 RELX PLC 1.6 London Stock Exchange Group PLC 1.5 Deutsche Boerse AG 1.4 Linde PLC 1.3 Compass Group PLC 1.2 Banco Santander SA 1.2 16.6
Fidelity Series International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Growth Fund
Class Name	Fidelity® Series International Growth Fund
Trading Symbol	FIGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Growth Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Growth Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 14,759,590,235
Holdings Count | shares	71
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,759,590,235
Number of Holdings	71
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.3 Financials 18.1 Information Technology 17.4 Consumer Discretionary 10.1 Materials 9.5 Health Care 4.0 Communication Services 2.3 Energy 0.4 Consumer Staples 0.3 Common Stocks 96.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 28.1 United Kingdom 14.5 France 12.7 Germany 9.3 Japan 8.7 Sweden 7.8 Netherlands 4.7 Switzerland 3.1 Canada 2.4 Others 8.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 28.1 United Kingdom - 14.5 France - 12.7 Germany - 9.3 Japan - 8.7 Sweden - 7.8 Netherlands - 4.7 Switzerland - 3.1 Canada - 2.4 Others - 8.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 7.0 Safran SA 4.7 CRH PLC 3.8 Linde PLC 3.5 ASML Holding NV 3.4 Atlas Copco AB A Shares 3.3 Compass Group PLC 3.1 Recruit Holdings Co Ltd 2.7 LVMH Moet Hennessy Louis Vuitton SE 2.6 Experian PLC 2.5 36.6
Fidelity Series Select International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Select International Small Cap Fund
Class Name	Fidelity® Series Select International Small Cap Fund
Trading Symbol	FSSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Select International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Select International Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 212,113,757
Holdings Count | shares	179
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$212,113,757
Number of Holdings	179
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.6 Financials 13.6 Consumer Discretionary 12.8 Materials 9.6 Real Estate 8.6 Health Care 7.1 Information Technology 7.0 Consumer Staples 5.5 Communication Services 5.1 Energy 2.7 Utilities 1.8 Common Stocks 94.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 Japan 37.7 United Kingdom 12.9 Australia 7.2 United States 4.6 France 4.4 Sweden 3.6 Germany 3.5 Spain 3.4 Italy 2.9 Others 19.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 37.7 United Kingdom - 12.9 Australia - 7.2 United States - 4.6 France - 4.4 Sweden - 3.6 Germany - 3.5 Spain - 3.4 Italy - 2.9 Others - 19.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mitie Group PLC 1.0 Bankinter SA 1.0 Banca Generali SpA 0.9 VZ Holding AG 0.9 Hokuhoku Financial Group Inc 0.9 Cosmos Pharmaceutical Corp 0.8 SpareBank 1 SMN 0.8 JET2 PLC 0.8 Food & Life Cos Ltd 0.8 Sanwa Holdings Corp 0.8 8.7
Fidelity Series International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Small Cap Fund
Class Name	Fidelity® Series International Small Cap Fund
Trading Symbol	FSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Small Cap Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Small Cap Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 3,675,889,376
Holdings Count | shares	286
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,675,889,376
Number of Holdings	286
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 32.3 Information Technology 18.8 Consumer Discretionary 12.5 Financials 7.2 Communication Services 6.6 Materials 5.8 Consumer Staples 4.6 Health Care 4.3 Real Estate 3.7 Energy 2.0 Utilities 0.3 Common Stocks 97.9 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 Japan 29.9 United Kingdom 17.4 Sweden 12.3 Germany 5.4 Netherlands 5.3 Canada 4.4 United States 3.8 France 3.6 Italy 2.6 Others 15.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.9 United Kingdom - 17.4 Sweden - 12.3 Germany - 5.4 Netherlands - 5.3 Canada - 4.4 United States - 3.8 France - 3.6 Italy - 2.6 Others - 15.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Lagercrantz Group AB B Shares 3.7 AddTech AB B Shares 3.2 Azbil Corp 3.0 CTS Eventim AG & Co KGaA 2.1 Aalberts NV 2.0 Spectris PLC 1.9 Interpump Group SpA 1.8 Games Workshop Group PLC 1.7 Howden Joinery Group PLC 1.6 KBC Ancora 1.4 22.4
Fidelity Series Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Overseas Fund
Class Name	Fidelity® Series Overseas Fund
Trading Symbol	FSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Overseas Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Overseas Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 14,723,169,641
Holdings Count | shares	83
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,723,169,641
Number of Holdings	83
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.2 Industrials 27.1 Information Technology 12.9 Health Care 7.8 Materials 6.9 Communication Services 6.6 Consumer Discretionary 5.9 Consumer Staples 1.3 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 17.8 United Kingdom 17.0 Japan 14.0 Germany 12.3 France 11.5 Netherlands 6.5 Italy 4.1 Spain 3.3 Denmark 2.9 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 17.8 United Kingdom - 17.0 Japan - 14.0 Germany - 12.3 France - 11.5 Netherlands - 6.5 Italy - 4.1 Spain - 3.3 Denmark - 2.9 Others - 10.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.4 RELX PLC 2.4 Hitachi Ltd 2.4 Allianz SE 2.3 Tokio Marine Holdings Inc 2.2 Safran SA 2.2 London Stock Exchange Group PLC 2.2 Wolters Kluwer NV 2.2 Deutsche Boerse AG 2.0 3i Group PLC 2.0 23.3
Fidelity Series Sustainable Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Emerging Markets Fund
Class Name	Fidelity® Series Sustainable Emerging Markets Fund
Trading Symbol	FEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable Emerging Markets Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Emerging Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 10,156,370
Holdings Count | shares	177
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$10,156,370
Number of Holdings	177
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.4 Information Technology 21.5 Consumer Discretionary 13.7 Communication Services 9.0 Consumer Staples 4.6 Industrials 4.5 Energy 4.0 Materials 3.3 Health Care 3.0 Utilities 2.9 Real Estate 1.9 Common Stocks 97.6 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 China 29.3 Taiwan 16.5 India 13.8 Korea (South) 9.7 Brazil 6.4 South Africa 5.0 Saudi Arabia 3.0 United States 2.6 Mexico 2.5 Others 11.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.3 Taiwan - 16.5 India - 13.8 Korea (South) - 9.7 Brazil - 6.4 South Africa - 5.0 Saudi Arabia - 3.0 United States - 2.6 Mexico - 2.5 Others - 11.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.8 Tencent Holdings Ltd 6.0 Reliance Industries Ltd GDR 3.6 Samsung Electronics Co Ltd 3.2 China Construction Bank Corp H Shares 3.1 ICICI Bank Ltd ADR 2.7 HDFC Bank Ltd ADR 2.2 Axis Bank Ltd GDR 1.9 Al Rajhi Bank 1.9 Infosys Ltd ADR 1.7 37.1
Fidelity Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity® Sustainable International Equity Fund
Trading Symbol	FSYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable International Equity Fund	$ 53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 12,982,861
Holdings Count | shares	83
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 19.3 Health Care 11.0 Consumer Discretionary 10.3 Information Technology 9.4 Materials 6.0 Consumer Staples 5.5 Utilities 3.5 Communication Services 3.2 Real Estate 0.9 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 19.7 France 12.5 United Kingdom 11.7 United States 10.3 Germany 8.9 Netherlands 8.0 Italy 4.4 Australia 3.6 Sweden 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.7 France - 12.5 United Kingdom - 11.7 United States - 10.3 Germany - 8.9 Netherlands - 8.0 Italy - 4.4 Australia - 3.6 Sweden - 2.6 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.5 AXA SA 3.2 UniCredit SpA 2.9 SAP SE 2.9 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.5 Danone SA 2.3 Schneider Electric SE 2.3 30.3
Fidelity SAI International SMA Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International SMA Completion Fund
Class Name	Fidelity® SAI International SMA Completion Fund
Trading Symbol	FISZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International SMA Completion Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International SMA Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,038,889,866
Holdings Count | shares	47
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,038,889,866
Number of Holdings	47
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 37.7 Financials 21.4 Health Care 8.8 Consumer Discretionary 7.8 Information Technology 7.4 Materials 6.1 Consumer Staples 1.9 Communication Services 1.8 Energy 0.6 Common Stocks 93.5 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.5 Short-Term Investments and Net Other Assets (Liabilities) - 6.5 Japan 24.2 Germany 12.5 Sweden 10.0 France 8.1 Canada 7.3 United States 7.3 United Kingdom 6.0 Spain 4.1 Switzerland 2.4 Others 18.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 24.2 Germany - 12.5 Sweden - 10.0 France - 8.1 Canada - 7.3 United States - 7.3 United Kingdom - 6.0 Spain - 4.1 Switzerland - 2.4 Others - 18.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mitsubishi Heavy Industries Ltd 6.2 Thales SA 5.9 Investor AB B Shares 4.9 Constellation Software Inc/Canada 4.8 Fresenius SE & Co KGaA 4.6 Heidelberg Materials AG 4.1 CaixaBank SA 4.1 Indutrade AB 3.9 ITOCHU Corp 3.9 Hannover Rueck SE 3.8 46.2
Fidelity Advisor Sustainable International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class C
Trading Symbol	FSYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	2.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.05%
Net Assets	$ 12,982,861
Holdings Count | shares	83
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 19.3 Health Care 11.0 Consumer Discretionary 10.3 Information Technology 9.4 Materials 6.0 Consumer Staples 5.5 Utilities 3.5 Communication Services 3.2 Real Estate 0.9 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 19.7 France 12.5 United Kingdom 11.7 United States 10.3 Germany 8.9 Netherlands 8.0 Italy 4.4 Australia 3.6 Sweden 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.7 France - 12.5 United Kingdom - 11.7 United States - 10.3 Germany - 8.9 Netherlands - 8.0 Italy - 4.4 Australia - 3.6 Sweden - 2.6 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.5 AXA SA 3.2 UniCredit SpA 2.9 SAP SE 2.9 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.5 Danone SA 2.3 Schneider Electric SE 2.3 30.3
Fidelity Advisor Sustainable International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class M
Trading Symbol	FSYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	1.55%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Net Assets	$ 12,982,861
Holdings Count | shares	83
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 19.3 Health Care 11.0 Consumer Discretionary 10.3 Information Technology 9.4 Materials 6.0 Consumer Staples 5.5 Utilities 3.5 Communication Services 3.2 Real Estate 0.9 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 19.7 France 12.5 United Kingdom 11.7 United States 10.3 Germany 8.9 Netherlands 8.0 Italy 4.4 Australia 3.6 Sweden 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.7 France - 12.5 United Kingdom - 11.7 United States - 10.3 Germany - 8.9 Netherlands - 8.0 Italy - 4.4 Australia - 3.6 Sweden - 2.6 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.5 AXA SA 3.2 UniCredit SpA 2.9 SAP SE 2.9 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.5 Danone SA 2.3 Schneider Electric SE 2.3 30.3
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M
Trading Symbol	FSYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 87	1.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Net Assets	$ 6,831,469
Holdings Count | shares	120
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Information Technology 23.0 Consumer Discretionary 16.5 Communication Services 11.9 Industrials 6.5 Health Care 4.5 Energy 3.2 Materials 2.3 Real Estate 2.0 Consumer Staples 1.3 Utilities 0.1 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.2 Taiwan 16.1 India 15.2 Korea (South) 9.1 Brazil 5.9 Mexico 4.1 South Africa 4.0 Indonesia 2.7 United States 2.6 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 16.1 India - 15.2 Korea (South) - 9.1 Brazil - 5.9 Mexico - 4.1 South Africa - 4.0 Indonesia - 2.7 United States - 2.6 Others - 11.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.1 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 3.9 Reliance Industries Ltd 2.5 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.3 Bharti Airtel Ltd 2.0 HDFC Bank Ltd 1.7 Grupo Financiero Banorte SAB de CV 1.6 37.4
Fidelity Advisor Sustainable International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class Z
Trading Symbol	FSQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 12,982,861
Holdings Count | shares	83
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Industrials 19.3 Health Care 11.0 Consumer Discretionary 10.3 Information Technology 9.4 Materials 6.0 Consumer Staples 5.5 Utilities 3.5 Communication Services 3.2 Real Estate 0.9 Energy 0.8 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 19.7 France 12.5 United Kingdom 11.7 United States 10.3 Germany 8.9 Netherlands 8.0 Italy 4.4 Australia 3.6 Sweden 2.6 Others 18.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 19.7 France - 12.5 United Kingdom - 11.7 United States - 10.3 Germany - 8.9 Netherlands - 8.0 Italy - 4.4 Australia - 3.6 Sweden - 2.6 Others - 18.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Hitachi Ltd 4.2 Sony Group Corp 3.8 ITOCHU Corp 3.5 AXA SA 3.2 UniCredit SpA 2.9 SAP SE 2.9 CRH PLC (United Kingdom) 2.7 Koninklijke KPN NV 2.5 Danone SA 2.3 Schneider Electric SE 2.3 30.3
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A
Trading Symbol	FSWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 6,831,469
Holdings Count | shares	120
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Information Technology 23.0 Consumer Discretionary 16.5 Communication Services 11.9 Industrials 6.5 Health Care 4.5 Energy 3.2 Materials 2.3 Real Estate 2.0 Consumer Staples 1.3 Utilities 0.1 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.2 Taiwan 16.1 India 15.2 Korea (South) 9.1 Brazil 5.9 Mexico 4.1 South Africa 4.0 Indonesia 2.7 United States 2.6 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 16.1 India - 15.2 Korea (South) - 9.1 Brazil - 5.9 Mexico - 4.1 South Africa - 4.0 Indonesia - 2.7 United States - 2.6 Others - 11.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.1 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 3.9 Reliance Industries Ltd 2.5 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.3 Bharti Airtel Ltd 2.0 HDFC Bank Ltd 1.7 Grupo Financiero Banorte SAB de CV 1.6 37.4
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z
Trading Symbol	FSZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 6,831,469
Holdings Count | shares	120
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Information Technology 23.0 Consumer Discretionary 16.5 Communication Services 11.9 Industrials 6.5 Health Care 4.5 Energy 3.2 Materials 2.3 Real Estate 2.0 Consumer Staples 1.3 Utilities 0.1 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.2 Taiwan 16.1 India 15.2 Korea (South) 9.1 Brazil 5.9 Mexico 4.1 South Africa 4.0 Indonesia 2.7 United States 2.6 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 16.1 India - 15.2 Korea (South) - 9.1 Brazil - 5.9 Mexico - 4.1 South Africa - 4.0 Indonesia - 2.7 United States - 2.6 Others - 11.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.1 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 3.9 Reliance Industries Ltd 2.5 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.3 Bharti Airtel Ltd 2.0 HDFC Bank Ltd 1.7 Grupo Financiero Banorte SAB de CV 1.6 37.4
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C
Trading Symbol	FSYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	2.25%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.25%
Net Assets	$ 6,831,469
Holdings Count | shares	120
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.1 Information Technology 23.0 Consumer Discretionary 16.5 Communication Services 11.9 Industrials 6.5 Health Care 4.5 Energy 3.2 Materials 2.3 Real Estate 2.0 Consumer Staples 1.3 Utilities 0.1 Common Stocks 97.4 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 China 29.2 Taiwan 16.1 India 15.2 Korea (South) 9.1 Brazil 5.9 Mexico 4.1 South Africa 4.0 Indonesia 2.7 United States 2.6 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.2 Taiwan - 16.1 India - 15.2 Korea (South) - 9.1 Brazil - 5.9 Mexico - 4.1 South Africa - 4.0 Indonesia - 2.7 United States - 2.6 Others - 11.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.8 Tencent Holdings Ltd 7.1 Alibaba Group Holding Ltd 4.2 Samsung Electronics Co Ltd 3.9 Reliance Industries Ltd 2.5 BYD Co Ltd H Shares 2.3 China Construction Bank Corp H Shares 2.3 Bharti Airtel Ltd 2.0 HDFC Bank Ltd 1.7 Grupo Financiero Banorte SAB de CV 1.6 37.4
Fidelity Advisor Global Commodity Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class Z
Trading Symbol	FIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 833,980,346
Holdings Count | shares	56
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 33.6 Metals & Mining 30.2 Food Products 10.7 Chemicals 8.5 Paper & Forest Products 7.9 Energy Equipment & Services 4.7 Containers & Packaging 1.5 Machinery 1.4 Construction Materials 0.7 Others 0.3 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 50.6 Canada 24.2 Brazil 7.2 South Africa 4.8 Finland 3.6 Zambia 3.0 Australia 2.1 India 1.7 Sweden 1.7 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 50.6 Canada - 24.2 Brazil - 7.2 South Africa - 4.8 Finland - 3.6 Zambia - 3.0 Australia - 2.1 India - 1.7 Sweden - 1.7 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wheaton Precious Metals Corp 6.0 Exxon Mobil Corp 6.0 Shell PLC 5.6 Archer-Daniels-Midland Co 4.5 Corteva Inc 4.3 Energy Transfer LP 3.2 Teck Resources Ltd Class B 3.2 South Bow Corp 3.2 Kodiak Gas Services Inc 3.1 JBS S/A 3.0 42.1
Fidelity Series International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Value Fund
Class Name	Fidelity® Series International Value Fund
Trading Symbol	FINVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Value Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Value Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 15,024,454,122
Holdings Count | shares	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$15,024,454,122
Number of Holdings	108
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 41.3 Industrials 16.7 Materials 10.9 Health Care 6.5 Energy 6.4 Consumer Discretionary 5.3 Consumer Staples 4.0 Communication Services 3.5 Information Technology 3.0 Utilities 0.7 Real Estate 0.6 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 21.9 United Kingdom 14.6 Germany 14.4 United States 11.4 France 10.4 Italy 5.1 Switzerland 3.9 Australia 3.6 Spain 3.5 Others 11.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.9 United Kingdom - 14.6 Germany - 14.4 United States - 11.4 France - 10.4 Italy - 5.1 Switzerland - 3.9 Australia - 3.6 Spain - 3.5 Others - 11.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 Banco Santander SA 2.9 AXA SA 2.8 Rheinmetall AG 2.7 Zurich Insurance Group AG 2.3 Mitsubishi UFJ Financial Group Inc 2.3 Sumitomo Mitsui Financial Group Inc 2.2 Roche Holding AG 2.2 BAE Systems PLC 2.2 Hitachi Ltd 2.2 24.9